Loan from Related Party	6 Months Ended
Jun. 30, 2026
Loan from Related Party [Abstract]
LOAN FROM RELATED PARTY	3 LOAN FROM RELATED PARTY GreenRock Corp, a related party by virtue of common control, provided funding to allow the Company to pay for bank fees.